Risk management - Hedge of a net investment in a foreign operation (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Risk management
Opening balance	$ 148,144
Closing balance	125,424	$ 148,144
Hedge of a net investment in a foreign operation
Risk management
Opening balance	4,366,336	1,494,926	$ 1,130,583
Exchange difference	7,526,124	4,579,758	520,490
Deferred income tax	(2,538,389)	(1,708,348)	(156,147)
Closing balance	$ 9,354,071	$ 4,366,336	$ 1,494,926